Significant Accounting Policies (Summary of Effect of Accounting Change) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended									9 Months Ended		12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Inventory, Net, Total	$ 193,115	$ 167,409	$ 171,285			$ 161,884				$ 193,115	$ 171,285	$ 167,409	$ 161,884
Prepaid expenses and other assets	28,840	35,605	36,912			31,301				28,840	36,912	35,605	31,301
Pawn loan fees and service charges	79,298		76,500							227,940	221,450	300,929	282,197	243,713
Proceeds from disposition of merchandise	128,660		153,493							438,909	517,832	703,767	688,884	588,190
Total revenue	437,801	491,604	439,694	411,644	457,488	473,957	398,304	345,939	364,864	1,316,880	1,308,826	1,800,430	1,583,064	1,337,050
Disposed merchandise	91,101		106,918							301,397	350,878	478,179	447,617	382,467
Total cost of revenue	190,794	224,516	191,217	178,036	200,704	225,628	162,850	136,091	148,736	553,171	569,957	794,473	673,305	564,861
Gross Profit	247,007	267,088	248,477	233,608	256,784	248,329	235,454	209,848	216,128	763,709	738,869	1,005,957	909,759	772,189
Merchandise held for disposition										7,011	8,216	10,229	(7,150)	(1,869)
Prepaid expenses and other assets										1,920	(681)	(284)	2,337	4,146
Net cash (used in) provided by operating activities										433,296	357,846	518,281	454,004	359,160
Pawn loans repaid										320,055	323,891	426,583	408,105	340,267
Principal recovered through dispositions of forfeited pawn loans										209,399	244,686	336,791	316,651	291,163
Net cash provided by (used in) investing activities										(452,991)	(371,722)	(526,654)	(482,044)	(377,065)
Pawn loans forfeited and transferred to merchandise held for disposition										237,685	257,278	350,122	334,869	297,045
ScenarioPreviouslyReportedMember | Balance Sheet [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Inventory, Net, Total						151,274							151,274
Prepaid expenses and other assets						41,911							41,911
ScenarioPreviouslyReportedMember | Income Statement [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Pawn loan fees and service charges													291,891	253,314
Proceeds from disposition of merchandise													636,728	534,878
Total revenue													1,540,602	1,293,339
Disposed merchandise													405,155	338,756
Total cost of revenue													630,843	521,150
Gross Profit													909,759	772,189
ScenarioPreviouslyReportedMember | Cash Flow [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Merchandise held for disposition													(7,238)	(6,914)
Prepaid expenses and other assets													(2,723)	1,337
Net cash (used in) provided by operating activities													448,856	351,306
Pawn loans repaid													453,350	391,440
Principal recovered through dispositions of forfeited pawn loans													275,547	248,850
Net cash provided by (used in) investing activities													(477,903)	(368,205)
ScenarioPreviouslyReportedMember | Cash Flow Supplemental [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Pawn loans forfeited and transferred to merchandise held for disposition													$ 299,693	$ 245,872